Securities, 424I - Securities, 424I: 1	Aug. 06, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common stock, $0.01 par value
Fee Rate	0.00015%
Amount of Registration Fee	$ 765.5